PROSPECTUS SUPPLEMENT

December 1, 2015

for

Flexible Solutions® VUL III • Executive Benefits VUL • Flexible Solutions® VUL Gold •

Flexible Solutions® VUL • Park Avenue Life – Millennium Series® •

Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® •

Park Avenue Variable Universal Life (VUL) – Millennium Series® •

Park Avenue Variable Universal Life (VUL) – 97 Form • Park Avenue Life (PAL) 95 •

Park Avenue Life (PAL) 97 • SelectGuard • Value Plus

Issued by

The Guardian Insurance & Annuity Company, Inc.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated May 1, 2015 for Flexible Solutions® VUL III issued through the Guardian Separate Account N;
(ii)	the Prospectus dated May 1, 2015 for Executive Benefits VUL issued through The Guardian Separate Account N;
(iii)	the Prospectus dated April 30, 2014, as supplemented, for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;
(iv)	the Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;
(v)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K;
(vi)	the Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® issued through The Guardian Separate Account N;
(vii)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) – Millennium Series® issued through The Guardian Separate Account N;
(viii)	the Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) – 97 Form issued through The Guardian Separate Account M;
(ix)	the Prospectus dated April 30, 2012, as supplemented, for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(x)	the Prospectus dated April 30, 2012, as supplemented, for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;
(xi)	the Prospectus dated May 1, 1998, as supplemented, for the SelectGuard Annual Premium Variable Life Insurance Policy issued through the Guardian Separate Account C; and
(xii)	the Prospectus dated May 1, 2002, as supplemented, for the Value Plus single premium variable life insurance policy issued through the Guardian Separate Account B.

Pursuant to shareholder approval, effective December 1, 2015, Fidelity VIP Money Market Portfolio (Service Class 2) shall be known as the Fidelity VIP Government Money Market Portfolio (Service Class 2).

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST
RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED
WITH THE PROSPECTUS FOR FUTURE REFERENCE.